Earnings per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Earnings Per Share [Abstract]
Earnings per Share

Note 13—Earnings per Share

Earnings per share (“EPS”) was presented in conformity with the two-class method for the first quarter of 2016, required for participating securities, as the Company had two classes of stock outstanding until its December 2016 IPO. EPS was not presented in conformity with the two-class method for the first quarter of 2017, as the Company had only one class of stock outstanding for that period.

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share attributable to ordinary shareholders and a reconciliation of the numerator and denominator used in the calculation:

	Three Months Ended
	March 31, 2017	March 25, 2016
Numerator:
Net income from continuing operations	$12,952	$1,832
Undistributed earnings attributed to preferred shareholders	—	(1,825)

Net income from continuing operations, attributable to ordinary shareholders	$12,952	$7

Net loss from discontinued operations, attributable to ordinary shareholders	$(112)	$(1,725)

Net income	$12,840	$107
Undistributed earnings attributed to preferred shareholders	—	(107)

Net income, attributable to ordinary shareholders	$12,840	$—

Denominator:
Weighted average ordinary shares outstanding	24,654,415	65,673
Dilutive effect of stock options	935,200	154,624
Dilutive effect of restricted shares	50,474	29,592

Weighted average number of shares used in diluted per share calculation for net income from continuing operations	25,640,089	249,889

Weighted average ordinary shares outstanding	24,654,415	65,673
Dilutive effect of stock options	—	—
Dilutive effect of restricted shares	—	—

Weighted average number of shares used in diluted per share calculation for net loss from discontinued operations	24,654,415	65,673

Weighted average ordinary shares outstanding	24,654,415	65,673
Dilutive effect of stock options	935,200	—
Dilutive effect of restricted shares	50,474	—

Weighted average number of shares used in diluted per share calculation for net income	25,640,089	65,673

Net income (loss) per share attributable to ordinary shareholders:
Continuing operations:
Basic	$0.53	$0.11
Diluted	$0.51	$0.03
Discontinued operations:
Basic	$—	$(26.27)
Diluted	$—	$(26.27)
Total:
Basic	$0.52	$—
Diluted	$0.50	$—

An aggregated total of zero and 251,037 potential ordinary shares have been excluded from the computation of diluted net income (loss) per share attributable to ordinary shareholders for the first quarter of 2017 and 2016, respectively, because including them would have been antidilutive.

Note 14—Earnings per Share

Basic and diluted net income per share attributable to ordinary shareholders was presented in conformity with the two-class method during 2016, 2015, and 2014, required for participating securities, as the Company had two classes of stock until its December IPO. The Company considered its convertible preferred shares to be a participating security as the convertible preferred shares participated in dividends with ordinary shareholders, when and if declared by the board of directors. In the event a dividend was paid on ordinary shares, the holders of preferred shares were entitled to a proportionate share of any such dividend as if they were holders of ordinary shares (on an as-if converted basis). The convertible preferred shares did not participate in losses incurred by the Company. In accordance with the two-class method, earnings allocated to these participating securities and the related number of outstanding shares of the participating securities, which include contractual participation rights in undistributed earnings, have been excluded from the computation of basic and diluted net income per share attributable to ordinary shareholders.

Under the two-class method, net income attributable to ordinary shareholders after deduction of preferred share dividends, if any, is determined by allocating undistributed earnings between the ordinary shares and the participating securities based on their respective rights to receive dividends. Basic net income (loss) per share attributable to ordinary shareholders is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. All participating securities are excluded from basic weighted-average ordinary shares outstanding. Diluted net income (loss) per share attributable to ordinary shareholders is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding, including all potentially dilutive ordinary shares, if the effect of each class of potential shares of ordinary shares is dilutive.

For purposes of calculating EPS under the two-class method, an accounting policy election has been made to treat each income statement line item (net income from continuing operations, net income (loss) from discontinued operations, and net income) as an independent calculation and only allocate earnings to participating securities for those line items for which income is reported, as the participating securities do not have a contractual obligation to participate in losses. There is therefore no allocation of losses to participating securities for those line items for which a loss is reported. Under this method, the sum of the individual EPS income statement line items will not reconcile to the total net income (loss) per share.

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share attributable to ordinary shareholders and a reconciliation of the numerator and denominator used in the calculation:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Numerator:
Net income from continuing operations	$20,779	$12,807	$5,782
Preferred share dividend	—	(22,127)	—
Undistributed earnings attributed to preferred shareholders	(19,060)	—	(5,779)

Net income (loss) from continuing operations, attributable to ordinary shareholders	$1,719	$(9,320)	$3

Net income (loss) from discontinued operations	$(4,117)	$(7,181)	$386
Undistributed earnings attributed to preferred shareholders	—	—	(386)

Net loss from discontinued operations, attributable to ordinary shareholders	$(4,117)	$(7,181)	$—

Net income	$16,662	$5,626	$6,168
Preferred share dividend	—	(22,127)	—
Undistributed earnings attributed to preferred shareholders	(15,284)	—	(6,165)

Net income (loss), attributable to ordinary shareholders	$1,378	$(16,501)	$3

Denominator:
Weighted average ordinary shares outstanding	1,503,296	31,875	8,402
Dilutive effect of stock options	306,871	—	—
Dilutive effect of restricted shares	157,759	—	10,020

Weighted average number of shares used in diluted per share calculation for net income (loss) continuing operations	1,967,926	31,875	18,422

Weighted average ordinary shares outstanding	1,503,296	31,875	8,402
Dilutive effect of stock options	—	—	—
Dilutive effect of restricted shares	—	—	10,020

Weighted average number of shares used in diluted per share calculation for net loss from discontinued operations	1,503,296	31,875	18,422

Weighted average ordinary shares outstanding	1,503,296	31,875	8,402
Dilutive effect of stock options	306,871	—	—
Dilutive effect of restricted shares	157,759	—	10,020

Weighted average number of shares used in diluted per share calculation for net income (loss)	1,967,926	31,875	18,422

Net income (loss) per share attributable to ordinary shareholders:
Continuing operations:
Basic	$1.14	$(292.39)	$0.36
Diluted	$0.87	$(292.39)	$0.16
Discontinued operations:
Basic	$(2.74)	$(225.29)	$—
Diluted	$(2.74)	$(225.29)	$—
Total:
Basic	$0.92	$(517.68)	$0.36
Diluted	$0.70	$(517.68)	$0.16